Significant Accounting Policies (Details) £ in Millions, $ in Millions		12 Months Ended
	Feb. 10, 2022 USD ($)	Dec. 31, 2021 GBP (£)
Disclosure of significant accounting policies [text block] [Abstract]
Percentage of financial instrument		10.00%
Net assets		£ 710.7
Cash balance		£ 192.6
Percentage of private placement	2.00%
Aggregate principal amount | $	$ 630